Other current and non-current assets (Tables)	12 Months Ended
Jun. 30, 2026
Other current and non-current assets
Schedule of other current assets and other non-current assets

	As of June 30,
(in € thousands)	2025	2026
Right of return assets	51,373	46,372
Current VAT receivables	3,223	14,812
Prepaid expenses	20,852	22,495
Receivables from payment service providers	9,033	9,351
Advance payments	10,043	24,515
DDP duty drawbacks (1)	9,722	44,838
Other current assets (2)	23,336	21,615
Current tax receivables	7,183	8,346
Net investment in sublease – current (3)	—	3,870
	134,766	196,214
(1)	The position is related to DDP duty drawbacks for international customs.
(2)	Other current assets consist mostly of creditors with debit balances.
(3)	The position is comprised of the current portion of net investment in sublease entered into in Clifton, New Jersey. Refer to Note 32 - Discontinued Operations for further details.

(in € thousands)	June 30, 2025	June 30, 2026
Other non-current receivables	1	—
Non-current deposits	5,186	3,624
Non-current prepaid expenses (1)	6,691	5,365
Net investment in sublease – non-current (2)	—	9,751
	11,878	18,739
(1)	This amount relates mostly to prepayments made to Climate Partner, an organization that invests in certain Gold Standard Projects, to offset our carbon emissions and reduce our overall carbon footprint.
(2)	The net investment in sublease is comprised of the non-current portion of the net investment in sublease entered into in Clifton, New Jersey. Refer to Note 32 - Discontinued Operations for further details.